FOLLOW-ON EQUITY OFFERING (Details) (USD $)	1 Months Ended	9 Months Ended
	May 31, 2014	Sep. 30, 2014
Class of Stock [Line Items]
America depositary shares sold	2,000,000
Follow-on equity offering, shares	50,000,000
Issuance costs	$ 3,400,000
Follow-on equity offering	$ 54,600,000	$ 54,633,036